Leases (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Lease obligation discount rate	9.00%
Rental income	$ 17,682	$ 19,076